Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Options Granted Assumptions
c.	The fair value of the options granted under the 2021 ESOP during the six-month period ended June 30, 2021, was estimated as of the date of each grant using the Black-Scholes-Merton (“B&S”) OPM with the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	86 - 88
Risk-free interest rate (%)	0.42 - 0.84
Expected life (in years)	5 - 7.37

The fair value of the options granted on July 9, 2019, was set using the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	69%
Risk-free interest rate (%)	1.92%
Expected life (in years)	6.25

Schedule of Share-based Compensation Expenses
d.	The following table shows the total share-based compensation expenses, by departments, included in the interim condensed statements of operation:

	Six Months Ended			Three Months Ended
	June 30,			June 30,
	2021	2020		2021	2020

Cost of revenues	$19	$	*) -	$3	$	*) -
Research and development	115		*) -	19		*) -
Sales and marketing	150		1	6		*) -
General and administrative	1,344		11	82		6

	$1,628		$12	$110		$6

Schedule of Options Granted
e.	A summary of the Company’s Ordinary share options activity under the 2021 ESOP for the six-month period ended June 30, 2021, is as follows:

	Number of options	WAEP

Options outstanding at beginning of the year (Note 9a)	*) 45,500	40.00	$
Options granted (Notes 9a and 9b)	86,392	40.00
Total options outstanding at end of the period	131,892	40.00

Options exercisable at the end of the period	108,564	40.00	$

Below is data of options granted to employees:

	Year Ended December 31,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of the year	46,750	$33.64	31,750	$30.63
Options granted	-	-	15,000	40.00
Options expired and forfeited	(1,250)	40.00	-	-

Total options outstanding at end of the year	45,500	33.46	46,750	33.64

Options exercisable at the end of the year	33,000	$30.98	29,125	$29.79